Taxation (Details) - Schedule of significant components of deferred taxes - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Inventories provision	$ 32	$ 28
Accrued salary and welfare payable	217	214
Property, plant and equipment	175
Tax losses		229
Valuation allowance
Others
Total deferred tax assets	424	471
Deferred tax liabilities
Intangible assets	15	671
Deferred cost of revenue		15
Others	894	325
Total deferred tax liabilities	$ 909	$ 1,011